INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure Income Taxes Details 1Abstract
Deferred tax assets	$ 930,000	$ 1,125,000
Valuation allowance	(930,000)	(1,125,000)
Net deferred tax asset